Revenue (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue

The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2024	September 30, 2023
Accounts receivable — billed (net of allowance for credit losses of $32,638 and $19,801 as of September 30, 2024 and 2023, respectively)	$665,740	$732,979
Accounts receivable — unbilled (current)	362,617	211,498
Accounts receivable — unbilled (non-current)	75,050	45,176
Total Accounts receivable — unbilled	437,667	256,674
Deferred revenue (current)	(115,247)	(170,634)
Deferred revenue (non-current)	(836)	(805)
Total Deferred revenue	$(116,083)	$(171,439)